Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Long-Term Debt [Abstract]
Long-Term Debt Including Related Party Debt
The amount of long-term debt shown in the accompanying unaudited interim consolidated balance sheet of June 30, 2022, is analyzed as follows:

		Year/Period Ended
Loan facilities	Borrowers	December 31, 2021	June 30, 2022
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$7,800,000	$7,000,000
$4.5 Million Term Loan Facility (b)	Bistro	3,450,000	3,150,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	13,877,000	12,935,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	16,300,000	14,600,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	39,596,000	37,288,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	22,738,500	20,269,500
$55.00 Million Term Loan Facility (g)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	—	51,465,000
Total long-term debt		$103,761,500	$146,707,500
Less: Deferred financing costs		(1,720,101)	(1,984,531)
Total long-term debt, net of deferred finance costs		$102,041,399	144,722,969

Presented:
Current portion of long-term debt		$16,688,000	$30,250,200
Less: Current portion of deferred finance costs		(596,277)	(749,865)
Current portion of long-term debt, net of deferred finance costs		$16,091,723	$29,500,335

Non-Current portion of long-term debt		87,073,500	116,457,300
Less: Non-Current portion of deferred finance costs		(1,123,824)	(1,234,666)
Non-Current portion of long-term debt, net of deferred finance costs		$85,949,676	$115,222,634

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2022, required to be made after the balance sheet date, are as follows:

Twelve-month period ending June 30,	Amount
2023	$30,250,200
2024	22,389,400
2025	37,527,400
2026	12,180,400
2027	44,360,100
Total long-term debt	$146,707,500